Related party transactions - Summary of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Wages, salaries and bonuses	$ 1,212	$ 1,541
Share-based compensation expenses	1,155	1,047
Severance costs	808	0
Contributions to defined contribution plan	11	27
Welfare, housing funds and other	58	17
Key management personnel compensation	3,244	$ 2,632
Payroll and welfare payables	1,965		$ 1,916
Accrued wages, salaries and bonuses
Disclosure Of Transactions Between Related Parties [Line Items]
Payroll and welfare payables	400		$ 600
Severance costs
Disclosure Of Transactions Between Related Parties [Line Items]
Payroll and welfare payables	$ 800